Loss per share	12 Months Ended
Dec. 31, 2025
Loss per share for the loss attributable to owners of the Company (in dollar)
Loss per share

9.	Loss per share

	2025	2024	2023
	S$	S$	S$

Loss for the year	(6,695,581)	(5,507,764)	(2,094,169)

Weighted average number of ordinary shares for the purpose of calculating the basic loss per share	10,144,017	8,005,257	6,648,266
Weighted average number of ordinary shares for the purpose of calculating the dilutive loss per share	10,144,017	8,005,257	6,648,266